Assets and liabilities held for sale	6 Months Ended
Dec. 31, 2022
Assets And Liabilities Held For Sale [Abstract]
Assets and liabilities held for sale	Assets and liabilities held for sale

	31 December 2022	30 June 2022
	£ million	£ million
Intangible assets	—	165
Property, plant and equipment	103	12
Other investments	—	1
Inventories	19	21
Trade and other receivables	13	23
Cash	47	—
Assets held for sale	182	222
Trade and other payables	(61)	(18)
Corporation tax	(2)	(6)
Deferred tax	(5)	(35)
Provisions	(2)	—
Leases	(2)	(2)
Post employment benefit liabilities	(4)	—
Liabilities held for sale	(76)	(61)
Total	106	161
Assets and liabilities held for sale at 31 December 2022 consisted of Guinness Cameroon S.A., and as at 30 June 2022 assets and liabilities held for sale consisted of the Windsor business in Korea and USL's Popular brands. As at 31 December 2021 there were no assets and liabilities classified as held for sale.
On 14 July 2022, Diageo announced the agreement to sell Guinness Cameroon S.A., its brewery in Cameroon, to Castel Group for £389 million. On completion, Castel will take over the production and nationwide distribution of Guinness in Cameroon under a licence and royalty agreement. The sale is considered to be highly probable as at 31 December 2022 and it is expected to be completed in the year ending 30 June 2023. Consequently, the impacted assets and liabilities were classified as held for sale at 31 December 2022 and measured at cost as the lower of cost and fair value less cost of disposal.

On 27 September 2022, Diageo announced the termination of the conditional agreement to sell its Windsor business in Korea. Consequently, the recoverable assets and liabilities attributable to the business were reclassified out of held for sale.

On 30 September 2022, Diageo announced the completion of the sale of the Popular brands of its USL business. The assets and liabilities attributable to the business were disposed from held for sale. The aggregate consideration for the disposal was £87 million, resulting in an exceptional gain of £4 million.